Segment Reporting (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Revenues	$ 67,114,936	$ 56,884,747
Cutlery [Member]
Segment Reporting Information [Line Items]
Revenues	33,221,947	27,340,762
Straws [Member]
Segment Reporting Information [Line Items]
Revenues	10,917,457	9,064,376
Cups and plates [Member]
Segment Reporting Information [Line Items]
Revenues	17,910,412	15,701,569
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 5,065,120	$ 4,778,040